Share-based payments - Schedule of Share Based Payment Expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses	$ 1,716,402	$ 852,869	$ 4,860,171	$ 852,869
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses	1,290,859	852,869	2,682,110	852,869
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses	$ 425,543	$ 0	$ 2,178,061	$ 0